Fair Value Measurements (Narrative) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate and Foreclosed Assets	$ 3,490,730	$ 4,004,609	$ 1,153,039
Fair Value, Inputs, Level 2 [Member]
Other Real Estate and Foreclosed Assets	$ 3,490,730	$ 4,004,609